Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income Attributable to Progressive
Balance, Beginning of year at Dec. 31, 2013		$ 595.8	$ 1,142.0	$ 3,500.0	$ 951.7
Tax benefit from vesting of equity-based compensation			12.8
Treasury shares purchased		(11.1)	(21.6)	(238.7)
Net restricted equity awards issued/vested/(forfeited)		3.1	(3.1)
Amortization of equity-based compensation			51.4
Reinvested dividends on restricted stock units			2.8	(2.8)
Adjustment to carrying amount of redeemable noncontrolling interest			0.0
Net income attributable to Progressive	$ 1,281.0			1,281.0
Cash dividends declared on common shares ($0.6808, $0.8882, and $0.6862 per share)				(402.6)
Other, net				(3.5)
Attributable to noncontrolling interest	0.0				0.0
Other comprehensive income (loss)	71.4				71.4
Balance, End of year at Dec. 31, 2014	6,928.6	587.8	1,184.3	4,133.4	1,023.1
Tax benefit from vesting of equity-based compensation			16.8
Treasury shares purchased		(7.3)	(15.2)	(186.0)
Net restricted equity awards issued/vested/(forfeited)		3.1	(3.1)
Amortization of equity-based compensation			64.5
Reinvested dividends on restricted stock units			5.7	(5.7)
Adjustment to carrying amount of redeemable noncontrolling interest			(34.2)
Net income attributable to Progressive	1,267.6			1,267.6
Cash dividends declared on common shares ($0.6808, $0.8882, and $0.6862 per share)				(520.5)
Other, net				(2.2)
Attributable to noncontrolling interest	1.1				1.1
Other comprehensive income (loss)	(222.7)				(223.8)
Balance, End of year at Dec. 31, 2015	7,289.4	583.6	1,218.8	4,686.6	800.4
Tax benefit from vesting of equity-based compensation			9.2
Treasury shares purchased		(6.1)	(13.4)	(173.0)
Net restricted equity awards issued/vested/(forfeited)		2.4	(2.4)
Amortization of equity-based compensation			80.9
Reinvested dividends on restricted stock units			6.1	(6.1)
Adjustment to carrying amount of redeemable noncontrolling interest	(4.2)		4.2
Net income attributable to Progressive	1,031.0			1,031.0
Cash dividends declared on common shares ($0.6808, $0.8882, and $0.6862 per share)				(394.7)
Other, net				(3.4)
Attributable to noncontrolling interest	3.2				3.2
Other comprehensive income (loss)	133.0				129.8
Balance, End of year at Dec. 31, 2016	$ 7,957.1	$ 579.9	$ 1,303.4	$ 5,140.4	$ 933.4